CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ 15.5	$ (177.8)	$ (171.8)	$ (26.9)	$ (13.9)	$ 2.6	$ (19.5)	$ (33.6)	$ (361.0)	$ (64.4)	$ (279.5)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									12.3	(34.5)	32.2
Pension and postretirement adjustment									0.8	0.0	7.6
Adoption of ASU 2018-02 reclassification to retained earnings									0.0	(1.1)	0.0
Other comprehensive income (loss)									13.1	(35.6)	39.8
Comprehensive loss									$ (347.9)	$ (100.0)	$ (239.7)